Intangible Assets (FY) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Impairment charges related to definite-lived intangible assets	$ 3,800
Discount Rate [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Overall discount rate		0.3